Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 371,392
Share of foreign currency translation adjustments	1,423	$ 429	$ 0
Net loss	(19,307)	(2,610)	0
Ending balance	353,508	371,392
Silicon Carbide
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	371,392	0
Sale of shares to noncontrolling interests	0	373,573
Share of foreign currency translation adjustments	1,423	429
Net loss	(19,307)	(2,610)
Ending balance	$ 353,508	$ 371,392	$ 0